Share-based compensation - Summary of activities of restricted shares and RSUs (Details) - Restricted shares and RSUs - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested, beginning balance	23,277,695	18,762,437	7,726,671
Granted	1,714,158	3,137,540	1,249,178
Vested	(7,947,817)	(64,990,673)	(1,802,889)
Exercise of share options with shares issued to trusts		68,616,887	13,379,655
Forfeited/cancelled	(2,446,370)	(2,248,496)	(1,790,178)
Unvested, ending balance	14,597,666	23,277,695	18,762,437	7,726,671
Expected to vest, Number of Shares	11,686,346
Weighted Average Grant Date Fair Value
Unvested, beginning balance	$ 41.21	$ 38.60	$ 36.64
Granted	12.47	48.47	38.74
Vested	34.14	45.36	39.14
Exercise of share options with shares issued to trusts		47.71	39.87
Forfeited/cancelled	40.84	48.40	39.05
Unvested, ending balance	40.97	$ 41.21	$ 38.60	$ 36.64
Expected to vest, Weighted Average Grant Date	$ 41.52
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	7 years 5 months 19 days	5 years 3 months 10 days	4 years 7 months 6 days	4 years 9 months 25 days
Expected to vest, Weighted Average Remaining Contractual	7 years 6 months 14 days